SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Other current liabilities:
Director fees	$ 10	$ 44
Trade payables	63	78
Accrued expenses and other	55	49
Other current liabilities	128	171
Financial expenses:
Change in fair value of investment in BioCancell and loss on sale of BioCancell shares		(799)	(2,592)
Other			(6)
Financial expenses		(799)	(2,598)
Financial income:
Amortization of premiums, accretion of discounts and interest on marketable debt securities, net		19	51
Change in fair value of investment in BioCancell and loss on sale of BioCancell shares	574
Interest on convertible note		622	244
Other	5
Financial income	579	641	295
Financial income (expenses), net	$ 579	$ (158)	$ (2,303)